Impairments and Loss on Sale of Assets	12 Months Ended
Jun. 30, 2011
Impairments and Loss on Sale of Assets
Impairments and Loss on Sale of Assets

4. IMPAIRMENTS AND LOSS ON SALE OF ASSETS

During fiscal 2010, we recognized an $18.1 million impairment charge related to the write-down of SpecialtyScripts, LLC ("SpecialtyScripts"), a business within the Pharmaceutical segment, to net expected fair value less costs to sell. See Note 5 for further information regarding the sale of SpecialtyScripts. We did not recognize any material impairment charges during fiscal 2011.